leases (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues	$ 18	$ 22
Other sublet revenue included in other income	5	4
Lease payments	$ 571	$ 568
Maximum
Income from subleasing right-of-use lease assets
Portion of real estate right-of-use assets that are subleased, as a percent	20.00%
Mobile site leases
Potential exposure to non-executory cash outflows not including in lease liabilities
Lease payments with index based price adjustments	0.33